Vehicles and equipment on operating leases (Future Minimum Rentals from Vehicles and Equipment on Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Future Minimum Payments Receivable [Line Items]
2020	¥ 805,907
2021	537,742
2022	245,145
2023	50,834
2024	9,860
Thereafter	1,983
Total minimum future rentals	¥ 1,651,471